21. Provisions for pensions and similar obligations (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post Employment Plans [Abstract]
Present value of the obligations at beginning of year	R$ 28,057,482	R$ 24,013,207	R$ 22,001,609
Current service cost (Note 40)	4,186	2,774	3,142
Interest cost	1,940,515	2,087,484	2,029,099
Benefits paid	(2,060,960)	(1,960,103)	(1,876,014)
Actuarial (gains)/losses	722,261	3,908,350	1,674,908
Others	17,933	5,770	180,463
Present value of the obligations at end of year	R$ 28,681,417	R$ 28,057,482	R$ 24,013,207